================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    Biotech Target N.V.
Address: Snipweg 26
         Curacao
         Netherlands Antilles

Form 13F File Number: 28-11189

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing:           /s/ Pascal Schmucki
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, August 3, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number  Name

     28-6964               BB Biotech AG
================================================================================